Note 4 - Loans (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Schedule Of Loans To Related Parties [Table Text Block]
Balance outstanding at December 31, 2021	$3,884

Principal additions	145

Principal reductions	(3,106)

Balance outstanding at December 31, 2022	$923

Financing Receivable, Nonaccrual [Table Text Block]
	2022	2021
Real Estate:
Land Development and Construction	$-	$171
Farmland	117	118
1-4 Family Mortgages	1,720	1,891
Commercial Real Estate	846	1,249
Total Real Estate Loans	2,683	3,429

Business Loans:
Commercial and Industrial Loans	281	386
Farm Production and Other Farm Loans	-	3
Total Business Loans	281	389

Consumer Loans:
Other Consumer Loans	24	8
Total Consumer Loans	24	8

Total Non-accrual Loans	$2,988	$3,826

Impaired Financing Receivables [Table Text Block]
		Recorded	Recorded
	Unpaid	Investment	Investment	Total		Average
	Principal	With No	With	Recorded	Related	Recorded
2022	Balance	Allowance	Allowance	Investment	Allowance	Investment
Real Estate:

Land Development and Construction	$-	$-	$-	$-	$-	$86
Farmland	30	30	-	30	-	32
1-4 Family Mortgages	190	190	-	190	-	479
Commercial Real Estate	3,023	795	2,066	2,861	116	1,996
Total Real Estate Loans	3,243	1,015	2,066	3,081	116	2,593

Business:
Commercial and Industrial	304	196	-	196	-	214
Total Business Loans	304	196	-	196	-	214

Total Loans	$3,547	$1,211	$2,066	$3,277	$116	$2,807
		Recorded	Recorded
	Unpaid	Investment	Investment	Total		Average
	Principal	With No	With	Recorded	Related	Recorded
2021	Balance	Allowance	Allowance	Investment	Allowance	Investment
Real Estate:
Land Development and Construction	$171	$171	$-	$171	$-	$240
Farmland	33	33	-	33	-	72
1-4 Family Mortgages	767	767	-	767	-	892
Commercial Real Estate	1,294	1,019	112	1,131	3	3,479
Total Real Estate Loans	2,265	1,990	112	2,102	3	4,683

Business:
Commercial and Industrial	304	72	160	232	36	323
Total Business Loans	304	72	160	232	36	323

Total Loans	$2,569	$2,062	$272	$2,334	$39	$5,006

Financing Receivable, Troubled Debt Restructuring [Table Text Block]
	Number	Recorded
	of Loans	Investment
Total at January 1, 2021	3	$2,495
Reductions due to:
Principal paydowns		(382)
Total at December 31, 2021	3	2,113
Reductions due to:
Reclassification to OREO	2	(1,788)
Principal paydowns		(112)
Total at December 31, 2022	1	213
Additions	1	2,078
Reductions due to:
Principal paydowns		(109)

Total at December 31, 2023	1	$2,182

Financial Assets Non Purchased Loans [Member]
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2022	2021
Real Estate:
Land Development and Construction	$52,731	$71,898
Farmland	11,437	13,114
1-4 Family Mortgages	92,148	98,525
Commercial Real Estate	316,541	281,239
Total Real Estate Loans	472,857	464,776

Business Loans:
Commercial and Industrial Loans (1)	96,500	92,501
Farm Production and Other Farm Loans	504	621
Total Business Loans	97,004	93,122

Consumer Loans:
Credit Cards	2,738	1,963
Other Consumer Loans	12,992	11,986
Total Consumer Loans	15,730	13,949

Total Gross Loans	585,591	571,847

Unearned Income	-	-
Allowance for Loan Losses	(5,264)	(4,513)

Loans, net	$580,327	$567,334

Financing Receivable, Past Due [Table Text Block]
						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days	Days	Total Past	Current	Total	Days
	Past Due	Past Due	Due Loans	Loans	Loans	Past Due
Real Estate:
Land Development and Construction	$-	$4	$4	$52,727	$52,731	$4
Farmland	38	30	68	11,369	11,437	-
1-4 Family Mortgages	1,799	439	2,238	89,910	92,148	95
Commercial Real Estate	933	486	1,419	315,122	316,541	-
Total Real Estate Loans	2,770	959	3,729	469,128	472,857	99

Business Loans:
Commercial and Industrial Loans	109	277	386	96,114	96,500	-
Farm Production and Other Farm Loans	4	-	4	500	504	-
Total Business Loans	113	277	390	96,614	97,004	-

Consumer Loans:
Credit Cards	56	12	68	2,670	2,738	12
Other Consumer Loans	66	23	89	12,903	12,992	-
Total Consumer Loans	122	35	157	15,573	15,730	12

Total Loans	$3,005	$1,271	$4,276	$581,315	$585,591	$111
						Accruing
		Loans				Loans
	Loans	90 or more				90 or more
	30-89 Days	Days	Total Past	Current	Total	Days
	Past Due	Past Due	Due Loans	Loans	Loans	Past Due
Real Estate:
Land Development and Construction	$6	$-	$6	$71,892	$71,898	$-
Farmland	130	33	163	12,951	13,114	-
1-4 Family Mortgages	1,678	292	1,970	96,555	98,525	140
Commercial Real Estate	157	570	727	280,512	281,239	-
Total Real Estate Loans	1,971	895	2,866	461,910	464,776	140

Business Loans:
Commercial and Industrial Loans	205	376	581	91,920	92,501	-
Farm Production and Other Farm Loans	3	-	3	618	621	-
Total Business Loans	208	376	584	92,538	93,122	-

Consumer Loans:
Credit Cards	35	12	47	1,916	1,963	12
Other Consumer Loans	76	2	78	11,908	11,986	2
Total Consumer Loans	111	14	125	13,824	13,949	14

Total Loans	$2,290	$1,285	$3,575	$568,272	$571,847	$154

Financing Receivable Credit Quality Indicators [Table Text Block]
		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$50,015	$2,427	$289	$-	$-	$52,731
Farmland	10,832	269	336	-	-	11,437
1-4 Family Mortgages	85,861	1,816	4,471	-	-	92,148
Commercial Real Estate	274,901	7,975	33,665	-	-	316,541
Total Real Estate Loans	421,609	12,487	38,761	-	-	472,857

Business Loans:
Commercial and Industrial Loans	91,016	4,902	577	-	5	96,500
Farm Production and Other Farm Loans	491	-	13	-	-	504
Total Business Loans	91,507	4,902	590	-	5	97,004

Consumer Loans:
Credit Cards	2,670	-	68	-	-	2,738
Other Consumer Loans	12,934	7	51	-	-	12,992
Total Consumer Loans	15,604	7	119	-	-	15,730

Total Loans	$528,720	$17,396	$39,470	$-	$5	$585,591
		Special
	Satisfactory	Mention	Substandard	Doubtful	Loss	Total
	1,2,3,4	5,6	7	8	9	Loans
Real Estate:
Land Development and Construction	$69,758	$1,547	$593	$-	$-	$71,898
Farmland	12,365	297	452	-	-	13,114
1-4 Family Mortgages	89,120	3,590	5,815	-	-	98,525
Commercial Real Estate	238,561	8,055	34,623	-	-	281,239
Total Real Estate Loans	409,804	13,489	41,483	-	-	464,776

Business Loans:
Commercial and Industrial Loans	85,138	1,483	5,877	-	3	92,501
Farm Production and Other Farm Loans	606	-	12	-	3	621
Total Business Loans	85,744	1,483	5,889	-	6	93,122

Consumer Loans:
Credit Cards	1,916	-	47	-	-	1,963
Other Consumer Loans	11,903	20	58	3	2	11,986
Total Consumer Loans	13,819	20	105	3	2	13,949

Total Loans	$509,367	$14,992	$47,477	$3	$8	$571,847